Debt securities available-for-sale (Tables)	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Debt Securities, Available-For-Sale
	At December 31, 2021
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$1,225,558	$13,556	$69	$1,239,045	2.33%
After 1 to 5 years	10,059,163	98,808	65,186	10,092,785	1.18
After 5 to 10 years	4,563,265	739	36,804	4,527,200	1.22
Total U.S. Treasury securities	15,847,986	113,103	102,059	15,859,030	1.27
Obligations of U.S. Government sponsored entities
Within 1 year	70	-	-	70	5.63
Total obligations of U.S. Government sponsored entities	70	-	-	70	5.63
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,433	42	-	2,475	2.16
After 5 to 10 years	43,241	295	6	43,530	1.54
After 10 years	172,176	3,441	357	175,260	2.13
Total collateralized mortgage obligations - federal agencies	217,850	3,778	363	221,265	2.01
Mortgage-backed securities
Within 1 year	11	1	-	12	4.79
After 1 to 5 years	65,749	2,380	11	68,118	2.23
After 5 to 10 years	665,600	17,998	5	683,593	1.97
After 10 years	8,263,835	68,128	195,910	8,136,053	1.67
Total mortgage-backed securities	8,995,195	88,507	195,926	8,887,776	1.69
Other
After 1 to 5 years	123	5	-	128	3.62
Total other	123	5	-	128	3.62
Total debt securities available-for-sale[1]	$25,061,224	$205,393	$298,348	$24,968,269	1.42%
[1]

Includes $22.0 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $20.9 billion serve as collateral for public funds.

	At December 31, 2020
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$4,900,055	$16,479	$-	$4,916,534	0.69%
After 1 to 5 years	5,007,223	259,399	-	5,266,622	2.05
After 5 to 10 years	567,367	37,517	-	604,884	1.68
Total U.S. Treasury securities	10,474,645	313,395	-	10,788,040	1.40
Obligations of U.S. Government sponsored entities
Within 1 year	59,993	101	-	60,094	1.46
After 1 to 5 years	90	-	-	90	5.64
Total obligations of U.S. Government sponsored entities	60,083	101	-	60,184	1.47
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	1,388	14	-	1,402	2.97
After 5 to 10 years	61,229	1,050	-	62,279	1.56
After 10 years	318,292	10,202	43	328,451	2.04
Total collateralized mortgage obligations - federal agencies	380,909	11,266	43	392,132	1.97
Mortgage-backed securities
Within 1 year	5,616	56	-	5,672	2.83
After 1 to 5 years	50,393	1,735	-	52,128	2.35
After 5 to 10 years	454,880	20,022	6	474,896	1.91
After 10 years	9,608,860	180,844	1,839	9,787,865	1.94
Total mortgage-backed securities	10,119,749	202,657	1,845	10,320,561	1.94
Other
After 1 to 5 years	224	11	-	235	3.62
Total other	224	11	-	235	3.62
Total debt securities available-for-sale[1]	$21,035,610	$527,430	$1,888	$21,561,152	1.66%
[1]

Includes $18.2 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $16.9 billion serve as collateral for public funds.

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$1,225,639	$1,239,127
After 1 to 5 years	10,127,468	10,163,506
After 5 to 10 years	5,272,106	5,254,323
After 10 years	8,436,011	8,311,313
Total debt securities available-for-sale	$25,061,224	$24,968,269

Schedule Of Realized Gain Loss
(In thousands)	2021	2020	2019
Gross realized gains	$695	$41	$-
Gross realized losses	(672)	-	(20)
Net realized gains (losses) on sale of debt securities available-for-sale	$23	$41	$(20)

Debt Securities Available For Sale Unrealized Loss Position Fair Value
	At December 31, 2021
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$9,590,448	$102,059	$-	$-	$9,590,448	$102,059
Collateralized mortgage obligations - federal agencies	35,533	334	1,084	29	36,617	363
Mortgage-backed securities	5,767,556	170,614	595,051	25,312	6,362,607	195,926
Total debt securities available-for-sale in an unrealized loss position	$15,393,537	$273,007	$596,135	$25,341	$15,989,672	$298,348
	At December 31, 2020
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Collateralized mortgage obligations - federal agencies	$4,029	$43	$-	$-	$4,029	$43
Mortgage-backed securities	886,432	1,834	555	11	886,987	1,845
Total debt securities available-for-sale in an unrealized loss position	$890,461	$1,877	$555	$11	$891,016	$1,888

Schedule of securities aggregate amortized cost exceed 10 percent of stockholders equity
	2021		2020

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,533,637	$1,587,127	$2,242,121	$2,338,897
Freddie Mac	3,228,543	3,176,197	3,616,238	3,675,679